ACCOUNTS RECEIVABLE, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ACCOUNTS RECEIVABLE, NET [Abstract]
Accounts receivable	$ 2,041	$ 589
Less: allowance for doubtful accounts	(110)	(89)	$ (21)
Accounts receivable, net	$ 1,931	$ 500